UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Intermediate Tax/AMT Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 100.0%
Alabama 0.2%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,372,030
Arizona 2.9%
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.12% *, 7/1/2034, LOC: Lloyds TSB Bank PLC	4,315,000	4,315,000
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,247,410
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011, INS: NATL	35,000	35,000
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,358,170
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,493,440
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,100,362
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	3,315,000	3,931,093
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,175,360
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,960,980
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,825,000

		42,441,815
California 15.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	10,698,900
Series F-1, 5.25%, 4/1/2029	2,500,000	2,711,950
California, Department of Water Resources Power Supply Revenue, Series A, Prerefunded 5/1/2012 @ 101, 5.5%, 5/1/2015, INS: AMBAC	10,000,000	10,453,800
California, Electric Revenue, Department of Water Resources & Power Supply, Series A, Prerefunded 5/1/2012 @ 101, 5.875%, 5/1/2016	7,000,000	7,335,160
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: FGIC, NATL	10,000,000	11,296,800
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,334,480
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,055,249
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2013	10,295,000	11,087,612
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, 5.25%, 12/1/2016, INS: FGIC, NATL	2,955,000	3,187,352
Series Y, Prerefunded 6/1/2013 @ 100, 5.25%, 12/1/2016, INS: FGIC	45,000	48,928
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	5,884,950
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	10,960,600
5.75%, 4/1/2027	5,000,000	5,562,150
6.0%, 4/1/2018	1,700,000	2,110,346
6.0%, 3/1/2033	3,765,000	4,255,316
California, State Kindergarten, Series A-8, 0.2% *, 5/1/2034, LOC: Citibank NA & California State Teacher's Retirement System	3,000,000	3,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,193,990
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,176,620
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	1,570,000	1,623,427
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,925,900
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	25,000	25,000
Fremont, CA, Certificates of Participation, Refinancing Capital, 0.17% *, 8/1/2038, LOC: US Bank NA	1,260,000	1,260,000
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,559,000
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019, INS: AGMC	6,340,000	7,185,946
Series A, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,669,931
Los Angeles, CA, School District General Obligation, Prerefunded 7/1/2013 @ 100, 5.5%, 7/1/2015, INS: NATL	4,000,000	4,378,040
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,310,350
Orange County, CA, Water District Revenue, Certificates of Participation, Series A, 0.14% *, 8/1/2042, LOC: Citibank NA	6,000,000	6,000,000
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,738,220
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2029	7,245,000	7,506,182
Series A, 5.0%, 7/1/2030	5,000,000	5,150,850
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,302,520
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,557,800
Series A, 5.25%, 8/1/2028	5,000,000	5,526,700
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,882,360
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,156,560
Series C, 5.0%, 5/1/2026	2,850,000	3,021,484
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012, INS: NATL	825,000	810,101
San Jose, CA, Multi-Family Housing Revenue, Brookwood Terrace Family Apartments LP, Series B-2, 0.19% *, 1/1/2014, LOC: JPMorgan Chase Bank	1,000,000	1,000,000
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: FGIC, NATL	6,260,000	6,821,585
Stockton, CA, Public Financing Authority, Water Revenue, Delta Water Supply Project, Series A, 0.15% *, 10/1/2040, LOC: Union Bank	1,300,000	1,300,000
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	20,000	20,037
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,789,902

		221,876,098
Colorado 0.8%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,941,570
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,701,075
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,091
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	10,000	10,427
Series B-3, 6.55%, 5/1/2025	7,000	7,066
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,176,670

		11,906,899
Connecticut 0.3%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,707,093
Delaware 0.4%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,892,685
District of Columbia 0.9%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	3,705,000	3,853,460
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,785,600
District of Columbia, Water & Sewer, Public Utility Revenue, 6.0%, 10/1/2013, INS: AGMC	3,630,000	4,038,411

		13,677,471
Florida 6.0%
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,048,515
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	3,730,000	4,472,717
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	2,630,000	2,882,611
Florida, Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 5.0%, 7/1/2012	7,200,000	7,478,928
Florida, State Department of Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	6,740,000	6,953,119
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,222,440
Series A, 5.75%, 10/1/2026	8,000,000	8,721,920
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,258,840
Series A-1, 5.5%, 10/1/2026	4,400,000	4,755,608
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: FGIC, NATL	3,000,000	3,258,900
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,814,400
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2028	7,500,000	7,964,175
Series C, 5.0%, 7/1/2030	10,000,000	10,483,100
Orlando, FL, Utilities Commission, Utility System Revenue, Series C, 5.0%, 10/1/2011	1,000,000	1,003,990
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.21% *, 3/1/2030, LOC: Northern Trust Co.	1,110,000	1,110,000
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,467,400
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,746,475
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017, INS: NATL	185,000	185,363

		87,828,501
Georgia 4.4%
Appling County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Hatch Project, Series A, 2.5%, Mandatory Put 3/1/2013 @ 100, 1/1/2038	6,000,000	6,082,860
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,501,200
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,879,184
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	11,279,300
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015, INS: AGMC	1,000,000	1,074,040
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016, INS: AGMC	8,500,000	9,208,645
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	9,315,986
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,668,769
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	2,160,000	2,243,613
Georgia, Municipal Electric Authority, Comb Cycle Project, Series A, 5.0%, 11/1/2027	1,000,000	1,074,860
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,957,050
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,977,631
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,912,500

		64,175,638
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,021,150
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,486,751
Series A, 5.25%, 7/1/2028	5,010,000	5,297,925
Series A, 5.25%, 7/1/2029	3,155,000	3,312,813
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,496,700

		21,594,189
Illinois 5.0%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,247,477
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014, INS: FGIC, NATL	11,570,000	10,880,659
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	10,569,200
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011, INS: FGIC, NATL	5,000,000	4,995,550
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	320,000	337,235
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,322
5.15%, 1/1/2014	65,000	65,283
5.25%, 1/1/2016	150,000	150,360
5.5%, 1/1/2012	35,000	35,270
5.5%, 1/1/2019	255,000	254,975
5.75%, 1/1/2022	300,000	292,008
Illinois, Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, 1.45%, Mandatory Put 10/3/2011 @ 100, 4/1/2013	1,500,000	1,500,495
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: FGIC, NATL	2,000,000	2,278,600
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.0%, 6/1/2019	3,500,000	3,789,240
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: FGIC, NATL	5,000,000	5,867,850
Illinois, State General Obligation, 5.0%, 1/1/2024	5,000,000	5,223,050
Illinois, State Toll Highway Authority Revenue, Series A-1, 5.25%, 1/1/2030	5,000,000	5,273,900
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013, INS: AGMC	2,200,000	2,326,390
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,194,430
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,140,000	1,141,733
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013, INS: FGIC, NATL	3,865,000	3,677,277
Series A, Zero Coupon, 12/1/2014, INS: FGIC, NATL	4,000,000	3,695,040
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,425,490
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	4,177,001

		73,463,835
Indiana 2.3%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, Inc., 0.17% *, 8/1/2029, LOC: Harris NA	6,195,000	6,195,000
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,800,000	1,876,770
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,458,221
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, Series B, 0.8%, Mandatory Put 12/01/2011 @ 100, 5/1/2028	2,500,000	2,500,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	11,852,300
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	1,305,000	1,352,124
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	5,340,000	5,689,823
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,303,260

		34,227,498
Iowa 0.7%
Iowa, Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	10,518,900
Kansas 1.1%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,531,954
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,129,415
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,103,225

		15,764,594
Kentucky 0.1%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,215,090
Louisiana 0.7%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,438,669
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,695,731
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013, INS: FGIC, NATL	2,815,000	3,153,532
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	3,250,000	3,287,602

		9,575,534
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,291,572
Maryland 0.4%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,911,050
Massachusetts 2.6%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	325,000	335,585
Holyoke, MA, Gas & Electric Department Revenue, Series A, 5.375%, 12/1/2016, INS: NATL	1,260,000	1,308,245
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013, INS: Radian	130,000	130,332
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,048,730
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014, INS: NATL	5,915,000	6,040,694
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.15% *, 10/1/2038, LOC: TD Bank NA	3,000,000	3,000,000
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	11,222,938
Massachusetts, State Federal Highway, Grant Anticipation Notes, Series A, ETM, 5.25%, 12/15/2012	5,050,000	5,375,876
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,196,220
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,367,300

		38,025,920
Michigan 2.4%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,422,800
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027, INS: AGMC	10,000,000	11,731,600
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	290,000	298,778

Michigan, State Building Authority Revenue, Facilities Program:
Series H, 3.0%, 10/15/2011	750,000	752,505
Series II-A, 5.0%, 10/15/2024	1,610,000	1,747,188
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,291,539
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,324,990
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,014,106

		35,583,506
Minnesota 0.4%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,258,877
Mississippi 2.0%
Mississippi, Business Finance Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project:
1.25%, Mandatory Put 11/1/2011 @ 100, 7/1/2017	4,000,000	4,002,600
1.75%, Mandatory Put 9/1/2011 @ 100, 3/1/2029	2,500,000	2,494,200
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,525,000	2,304,163
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,642,059
Series D, 5.25%, 8/1/2027	5,000,000	5,435,400
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	4,510,000	4,868,184
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	3,243,101

		28,989,707
Missouri 0.5%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpah Assisted Living, Series A, 5.25%, 12/20/2019	110,000	112,422
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,885,216
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	2,090,000	2,256,218
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	1,195,000	1,318,372

		7,572,228
Nebraska 0.1%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,702,620
Nevada 1.2%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,047,700
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	2,570,000	2,668,560
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,323,267
5.0%, 6/1/2025	3,190,000	3,439,171
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,241,106
Clark County, NV, School District, Series A, 4.5%, 6/15/2012, INS: AMBAC	2,200,000	2,271,544
Nevada, Housing Division, Single Family Mortgage, Series B-1, 4.95%, 4/1/2012	5,000	5,042

		16,996,390
New Jersey 1.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,418,077
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,668,148
Series W, 5.0%, 3/1/2019	3,000,000	3,374,010
New Jersey, State Transit Corp., Certificates of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016, INS: FGIC, NATL	7,000,000	7,622,440

		17,082,675
New Mexico 0.3%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
Class I, Series E, 5.3%, 9/1/2040	1,740,000	1,924,422
Class I, Series D, 5.35%, 9/1/2040	1,665,000	1,830,518
Series I-B-2, 5.65%, 9/1/2039	895,000	989,208

		4,744,148
New York 4.5%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of Saint Rose, Series A, 0.28% *, 7/1/2037, LOC: Bank of America NA	4,000,000	4,000,000
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018, INS: NATL	405,000	405,425
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,687,600
New York, State Dormitory Authority Personal Income Tax Revenue, Series A, 5.0%, 3/15/2019	5,000,000	5,768,250
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,112,680
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,071,900
New York, Tobacco Settlement Financing Corp.:
Series B, 4.0%, 6/1/2013	6,250,000	6,612,313
Series A-1, 5.5%, 6/1/2018	2,630,000	2,712,372
Series A-1, Prerefunded 6/1/2012 @ 100, 5.5%, 6/1/2018	7,370,000	7,661,852
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,483,800
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series F-2, 0.19% *, 6/15/2033, SPA: JPMorgan Chase Bank	5,000,000	5,000,000
New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015, INS: NATL	115,000	129,140
Series J, Prerefunded 5/15/2014 @ 100, 5.25%, 5/15/2015, INS: NATL	3,885,000	4,395,450
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	370,000	377,681

		66,418,463
North Carolina 1.5%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,064,290
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,503,072
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,304,420
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,048,500
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,307,753

		21,228,035
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue:
4.0%, 11/1/2012	1,600,000	1,659,872
5.5%, 11/1/2021	1,250,000	1,421,763

		3,081,635
Ohio 2.7%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.25% *, 12/1/2032, LOC: KBC Bank NV	1,700,000	1,700,000
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @ 100, 10/1/2041	1,895,000	1,908,606
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	620,000	621,197
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013, INS: AGMC	1,140,000	1,144,697
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,407,312
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,280,900
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	7,000,000	7,544,670
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,535,000	1,665,843
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75% *, 6/1/2013	3,000,000	3,013,920
Ohio, University of Akron, General Receipts, Series A, 5.0%, 1/1/2028, INS: AGMC	4,725,000	5,037,842
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,696,898
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,284,750

		39,306,635
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,505,130
Oregon 1.9%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,092,436
Oregon, State Department of Administrative Services Lottery Revenue, Series A, 5.25%, 4/1/2028	2,000,000	2,301,280
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	1,875,000	1,933,931
Oregon, State Facilities Authority Revenue, Childpeace Montessori School, Series A, 0.2% *, 10/1/2037, LOC: Bank of The West	7,000,000	7,000,000
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,505,050
Series J, 5.0%, 5/1/2029	5,425,000	6,132,420

		27,965,117
Pennsylvania 1.6%
Allegheny County, PA, Airport Revenue, San Authority, Prerefunded 12/1/2011 @ 101, 5.375%, 12/1/2015, INS: NATL	3,370,000	3,438,074
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.21% *, 11/1/2039, LOC: PNC Bank NA	1,000,000	1,000,000
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	795,000	796,479
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	10,000	10,284
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 0.22% *, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,171,450
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,074,820
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013, INS: Radian	545,000	546,090
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018, INS: NATL	1,450,000	1,395,929
Philadelphia, PA, Airport Revenue, Series A, 5.25%, 6/15/2030	10,890,000	11,448,439
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	530,000	541,321
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015, INS: NATL	370,000	370,999

		23,303,885
Puerto Rico 1.8%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2012	2,000,000	2,065,320
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019, INS: NATL	3,000,000	3,283,890
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,445,813
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.25%, 8/1/2027	11,965,000	12,585,146
Series A, 5.5%, 8/1/2028	5,000,000	5,280,300

		26,660,469
Rhode Island 0.4%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,788,350
South Carolina 0.5%
South Carolina, Water & Sewer Revenue, Grand Strand Water & Sewer Authority:
5.375%, 6/1/2015, INS: AGMC	3,705,000	3,837,824
5.375%, 6/1/2016, INS: AGMC	3,900,000	4,039,815

		7,877,639
Tennessee 0.7%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013, INS: NATL	3,305,000	3,612,233
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded 11/1/2012 @ 100, 5.5%, 11/1/2015, INS: AMBAC	3,545,000	3,762,627
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013, INS: FGIC, NATL	3,310,000	3,531,307

		10,906,167
Texas 20.4%
Allen, TX, Independent School District, 5.0%, 2/15/2025 (a)	1,640,000	1,890,904
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	3,275,000	3,548,233
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,766,106
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,524,081
5.0%, 2/15/2021	1,850,000	2,129,702
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,428,840
5.0%, 10/1/2030	5,000,000	5,499,450
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,628,204
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,198,660
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,224,113
Harris County, TX, Flood Control District, Contract Tax:
Series A, 5.0%, 10/1/2029	5,000,000	5,536,050
Series A, 5.0%, 10/1/2030	5,000,000	5,495,400
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	10,982,700
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	13,095,961
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2013	500,000	537,375
Series B, 5.0%, 7/1/2026	4,000,000	4,303,800
Series A, 5.25%, 7/1/2029	8,000,000	8,570,080
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	8,804,960
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 11/15/2028	2,500,000	2,811,275
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015, INS: AGMC	8,250,000	8,355,600
Series B, Prerefunded 12/1/2012 @ 100, 5.75%, 12/1/2016, INS: AMBAC	1,000,000	1,068,440
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013, INS: AMBAC	2,500,000	2,701,950
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,471,824
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,076,009
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,309,780
Lubbock, TX, Electric Light & Power Systems Revenue, 4.0%, 4/15/2012	500,000	511,290
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,189,940
McAllen, TX, General Obligation Certificates, 4.0%, 2/15/2012	600,000	610,332
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,662,244
Series A, 6.0%, 1/1/2022	7,000,000	7,878,080
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	6,000,000	6,395,820
North Texas, Tollway Authority Revenue, Special Projects Systems, Series A, 5.5%, 9/1/2028	1,240,000	1,395,880
Pasadena, TX, Independent School District:
5.0%, 2/15/2027	6,960,000	7,775,016
5.0%, 2/15/2028	5,930,000	6,578,386
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,814,605
Plano, TX, Independent School District, 5.0%, 2/15/2013	2,500,000	2,672,425
Richardson, TX, General Obligation, 4.0%, 2/15/2012	500,000	508,700
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,898,660
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: FGIC, NATL	3,000,000	3,436,320
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	5,173,100
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,242,440
Series A, 5.0%, 2/15/2019	2,480,000	2,734,423
Series A, 5.0%, 2/15/2020	6,180,000	6,748,869
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,729,900
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,191,620
Series A, 5.0%, 11/1/2019	1,250,000	1,488,975
Series D, 5.0%, 11/1/2024	2,250,000	2,472,773
Series C, 5.0%, 11/1/2025	4,605,000	5,034,739
Series C, 5.0%, 11/1/2026	3,290,000	3,567,840
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031(a)	3,465,000	3,778,409
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,371
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2030	5,000,000	5,238,650
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	657,881
Texas, Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 1.15%, Mandatory Put 10/3/2011 @ 100, 1/1/2020	2,600,000	2,600,338
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,220,900
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,689,512
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	39,158
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	5,798,110
5.5%, 8/1/2020	3,790,000	3,915,790
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	6,865,000	7,329,417
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series A, 5.0%, 1/1/2013	4,175,000	4,437,941
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,349,700
Texas, State Veterans Housing Assist Fund II, 0.14% *, 12/1/2038, SPA: Lloyds TSB Bank PLC	1,130,000	1,130,000
Texas, State Veterans' Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,687,760
Texas, Transportation Commission Turnpike Systems Revenue, 2.75%, Mandatory Put 2/15/2013 @ 100, 8/15/2042	5,000,000	5,078,750
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015, INS: AGMC	3,710,000	3,975,376
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded 7/15/2014 @ 100, 5.0%, 7/15/2017	3,000,000	3,385,410
Series A, 5.0%, 7/15/2020	3,150,000	3,639,132
Series B, 5.25%, 7/15/2021	3,000,000	3,477,540
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,829,341
5.0%, 12/15/2027	2,770,000	2,948,527
5.0%, 12/15/2028	2,905,000	3,071,282

		298,493,169
Utah 0.3%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	575,000	608,511
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,220,048

		3,828,559
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,360,325
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2012	1,000,000	1,020,530

		2,380,855
Virginia 0.4%
Albemarle County, VA, Economic Development Authority, Hospital Revenue, Martha Jefferson Hospital, Series B, 0.19% *, 10/1/2048, LOC: Branch Banking & Trust	5,500,000	5,500,000
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013, INS: AMBAC	760,000	810,259

		6,310,259
Washington 6.3%
King County, WA, General Obligation, Series A, 4.0%, 12/1/2011	1,610,000	1,625,520
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,184,380
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,531,499
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,207,436
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,050,400
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013 (a)	3,260,000	3,414,459
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series D, 144A, 2.0%, Mandatory Tender 9/2/2014 @ 100, 11/1/2017	5,000,000	5,000,000
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	17,148,600
Series 2011-A, 5.0%, 8/1/2031	17,845,000	19,988,363
Series A, 5.0%, 8/1/2032	14,000,000	15,225,980
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	1,370,000	1,486,286
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,190,100
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,637,140

		92,690,163
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: FGIC, NATL	2,940,000	3,394,553
Wisconsin 2.0%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project:
Series A, 5.75%, 2/1/2012, LOC: US Bank NA	65,000	65,239
Series A, 6.0%, 2/1/2017, LOC: US Bank NA	405,000	410,605
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,710,750
Series 3, 5.5%, 6/1/2025	5,000,000	5,710,200
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,857,750
Wisconsin, State General Obligation:
Series C, Prerefunded 5/1/2012 @ 100, 5.25%, 5/1/2016, INS: NATL	7,705,000	7,958,726
Series A, 5.25%, 5/1/2026	3,500,000	4,065,495
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series B, 5.0%, 7/15/2013	2,000,000	2,111,040
Wisconsin, State Health & Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,102,330

		29,992,135

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,395,633,761) †	100.0	1,463,548,931
Other Assets and Liabilities, Net	0.0	(80,799)

Net Assets	100.0	1,463,468,132

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of August 31, 2011.

†
The cost for federal income tax purposes was $1,395,345,035.  At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $68,203,896.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $69,037,535 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $833,639.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(b)	$—	$1,463,548,931	$—	$1,463,548,931
Total	$—	$1,463,548,931	$—	$1,463,548,931

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011